Subsequent Events (Details) - Subsequent Event [Member] $ in Millions	1 Months Ended
Jun. 30, 2021 USD ($)
Subsequent Events (Details) [Line Items]
Interest Expense, Security Sold under Agreement to Repurchase, Increase (Decrease)	$ 105.3
Minimum [Member]
Subsequent Events (Details) [Line Items]
Increase (Decrease) in Deposits	65.0
Maximum [Member]
Subsequent Events (Details) [Line Items]
Increase (Decrease) in Deposits	$ 80.0